Schedule of Roll Forward of Notes Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Gross notes outstanding, beginning of period	$ 20,636	$ 21,482
Notes issued	7,245	7,876
Note repayments / redemptions	(6,305)	(8,722)
Gross Notes outstanding, end of period	21,576	20,636
Less deferred financing costs, net	(367)	(367)
Notes outstanding, net	$ 21,209	$ 20,269